Provisions (Details) - Schedule of provisions $ in Thousands, $ in Millions	Dec. 31, 2020 CLP ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CLP ($)
Schedule of provisions [Abstract]
Provision for minimum dividends	$ 138,932		$ 177,902
Provisions for contingent loan risks	98,181		24,971
Provisions for other contingencies	507		501
Provisions	$ 237,620	$ 333,783	$ 203,374